Net Revenue Under the Commercial Bank Partnership Model (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Revenue Under the Commercial Bank Partnership Model [Abstract]
Borrowers	¥ 27,215,101	¥ 43,320,048
Covering cash processing services	18,143,623	27,233,014
Gains from guarantee liabilities	124,689,007	139,449,648
Commission fee	¥ 72,920,424	¥ 122,066,705